Document and Entity Information	9 Months Ended
	Sep. 30, 2012	Nov. 02, 2012
Document And Entity Information
Entity Registrant Name	BLASTGARD INTERNATIONAL INC
Entity Central Index Key	0001102358
Document Type	10-Q
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		90,386,036
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012

Balance Sheets (USD $)	Dec. 31, 2011	Sep. 30, 2012 Unaudited
Current assets
Cash	$ 253,221	$ 185,990
Accounts receivable, net	26,178	41,143
Inventory	523,557	432,105
Prepaid and other current assets	1,897	7,806
Deferred contract costs
Net related party loans receivable	181,138	71,459
Prepaid expenses		4,788
Total current assets	985,991	743,291
Property & equipment, net of accumulated depreciation of ($263,213) and ($236,533), respectively	100,462	115,143
Intangible property, net of accumulated amortization of ($237,653) and ($4,642), respectively	476,524	325,949
Deferred patent costs	209,896	209,896
Investments	112,832	112,832
Goodwill	2,061,649	2,061,649
Deposits	6,544	5,666
Total Assets	3,953,898	3,574,426
Current liabilities
Accounts payable	1,034,237	1,190,763
Accrued expenses	444,979	260,561
Customer deposits and deferred revenue
Related party notes payable
Current portion notes payable	1,820,485	2,332,220
Loans and notes payable, related parties
Total current liabilities	3,299,701	3,783,544
Contingent liability	1,238,781	1,190,055
Derivative liability, net	1,709,955	442,854
Notes payable, net of current portion	500,000
Total liabilities	6,748,437	5,416,453
Stockholders' Equity
Preferred Stock, 1,000,000 shares authorized; $100 par value; 0 and 0 issued and outstanding
Preferred Stock, Series B: 5,000,000 shares authorized; $.001 par value; 0 and 0 issued and outstanding
Common Stock, $.001 par value, 100,000,000 shares authorized; 90,386,036 and 86,386,036 shares issued and outstanding, respectively	90,386	90,386
Additional paid-in capital	14,694,710	14,694,710
Minority interest	(39,118)	(33,391)
Accumulated deficit	(17,540,517)	(16,593,732)
Total stockholders' deficit	(2,794,539)	(1,842,027)
Total Liabilities and Stockholders' Equity	$ 3,953,898	$ 3,574,426

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Sep. 30, 2012 Unaudited
Property & equipment, net of accumulated depreciation	$ (236,533)	$ (263,213)
Intangible property, net of accumulated amortization	(4,642)	(237,653)
Preferred Stock, shares authorized	1,000,000	1,000,000
Preferred Stock, par value	$ 100	$ 100
Preferred Stock, issued	0	0
Preferred Stock, outstanding	0	0
Preferred Stock, Series B: shares authorized	5,000,000	5,000,000
Preferred Stock, Series B: par value	$ 0.001	$ 0.001
Preferred Stock, Series B: issued	0	0
Preferred Stock, Series B: outstanding	0	0
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	90,386,036	90,386,036
Common Stock, shares outstanding	86,386,036	86,386,036

Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Income Statement [Abstract]
Revenues	$ 1,802,770	$ 170,967	$ 2,793,476	$ 194,260
Direct costs	1,213,298	137,984	1,917,822	160,115
Gross Profit	589,472	32,983	875,654	34,145
Operating expenses:
General and administrative	219,226	541,065	594,046	1,318,536
Sales and marketing expenses
Research and Development	9,840	83	50,301	1,274
Amortization and depreciation	66,392	64,876	183,971	202,567
Total operating expenses	295,458	606,024	828,318	1,522,377
Operating income (loss)	294,014	(573,041)	47,336	(1,488,232)
Other income (expense)	39,731	6,355	47,049	8,642
Gains (losses) on settlement of debt			248,754
Gain (loss) on derivative liability	(157,052)	732,710	1,564,761	492,366
Gain (loss) on settlement of assets		98,385		98,385
Equity losses of investee
Interest expenses	(211,748)	(450,505)	(706,636)	(1,345,154)
Interest income		1	2	1
Total other income (expense)	(329,069)	386,946	905,176	(497,006)
Loss before income taxes	(35,055)	(186,095)	952,512	(1,985,238)
Minority interest loss	7,423	347	5,727	(9,234)
Provision for income taxes
Net income (loss)	$ (42,478)	$ (186,442)	$ 946,785	$ (1,976,004)
Basic	0	0	0.01	(0.03)
Dilutive	0	0	0.01	(0.02)
Weighted average shares outstanding
Basic	90,386,036	84,754,168	90,386,036	74,684,369
Dilutive	90,386,036	96,968,454	143,347,120	86,898,655

Shareholders Equity (USD $)	Common shares	Common Par	Additional Paid in Capital	Subscription	Minority Interest	Accumulated Deficit	Total
Balance at June 30, 2007 at Jun. 29, 2007	39,786,584	39,787	11,644,632			(11,012,553)	671,866
Conversion of debt	$ 2,395,924	$ 2,395	$ 248,420				$ 250,815
Stock in lieu of salary	187,500	188	18,562				18,750
Modification of warrants			45,534				45,534
Net loss						(1,493,945)	(1,493,945)
Balance at December 31, 2008	42,370,008	42,370	11,957,148			(12,506,498)	(506,980)
Sale of stock	3,000,000	3,000	87,000				90,000
Stock in lieu of salary	1,500,000	1,500	148,500				150,000
Conversion of debt	3,116,134	3,116	90,369				93,485
Stock for services	100,000	100	3,900				4,000
Warrants issued			64,332				64,332
Net loss						(698,221)	(698,221)
Balance at December 31, 2009	50,086,142	50,086	12,351,249			(13,204,719)	(803,384)
Board member compensation	500,000	500	49,500				50,000
Sale of stock	5,500,000	5,500	159,500				165,000
Net loss						(463,613)	(463,613)
Balance at December 31, 2010	56,086,142	56,086	12,560,249			(13,668,332)	(1,051,997)
Sale of stock	5,833,334	5,833	169,167				175,000
Stock issued for acquisition of HighCom Security	9,820,666	9,821	481,179				491,000
Stock issued for conversion of debt	7,812,561	7,813	226,564				234,377
Stock issued for consulting	10,333,333	10,333	239,667				250,000
Stock issued for Acer payable	500,000	500	24,500				25,000
Options issued for compensation			327,944				327,944
Record discount on new loans			665,440				665,440
Reclassify minority interest					(23,956)		(23,956)
Net loss					(15,162)	(3,872,185)	(3,887,347)
Balance at Decemner 31, 2011	90,386,036	90,386	14,694,710		(39,118)	(17,540,517)	(2,794,539)
Net loss					$ 5,727	$ 946,785	$ 952,512
Balance at September 30, 2012 at Sep. 30, 2012	90,386,036	90,386	14,694,710		(33,391)	(16,593,732)	(1,842,027)

Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash Flows from Operating Activities:
Net (loss) income	$ 946,785	$ (1,976,004)
Adjustment to reconcile Net Income to net cash provided by operations:
Minority interest loss	5,727	(9,234)
Depreciation and amortization	183,971	202,567
Amortization of debt discount	265,254	1,230,953
Discount on debt		(464,810)
Stock given for interest		210,000
Other stock comp		327,944
Benefical conversion feature on debt
Bad Debt expense
Gain on conversion of debt		(248,754)
Gain on disposal of equipment		(6,465)
Settlement loss
Gain on derivative	(1,564,761)	(492,366)
Changes in assets and liabilities:
Accounts receivable	(14,965)	55,880
Note receivable	109,679	(15,892)
Inventory	91,452	(19,560)
Other operating assets	(9,819)	68,078
Accounts payable and accruals	(27,892)	316,525
Related party loans		84,282
Other liabilities	66,903
Net Cash (Used) Provided by Operating Activities	52,334	(736,856)
Cash Flows from Investing Activities:
Purchase of property and equipment	(48,077)	(11,880)
Payments for intangibles	0
Payments for deferred costs		(6,429)
Proceeds from sales of assets and intangibles		3,900
Cash purchased		650
Net Cash Used by Investing Activities	(48,077)	(13,759)
Cash Flows from Financing Activities:
Proceeds from issuance of stock	0	175,000
Proceeds from issuance of note payable		760,000
Net proceeds from line of credit
Repayments of notes payable	(71,488)	(184,655)
Related party advances
Net Cash Provided by Financing Activities	(71,488)	750,345
Net increase/decrease in Cash	(67,231)	(270)
Cash at beginning of period	253,221	46,382
Cash at end of period	185,990	46,112
Supplemental cash flow information:
Interest paid	337,790	22,960
Taxes paid

Operations and Basis of Presentation	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Operations and Basis of Presentation

(1) Operations and Basis of Presentation

BlastGard International, Inc. (the “Company”) was incorporated on September 26, 2003 as BlastGard Technologies, Inc. (“BTI”) in the State of Florida, to design and market proprietary blast mitigation materials. The Company created, designs, develops and markets proprietary blast mitigation materials. The Company’s patented BlastWrap® technology effectively mitigates blast effects and suppresses post-blast fires. The Company sub-contracts the manufacturing of products to licensed and qualified production facilities.

The Company went public through a shell merger on January 31, 2004. On March 31, 2004, the Company changed its name to BlastGard International, Inc. On March 4, 2011, the Company completed the acquisition of HighCom Securities, Inc. and subsidiaries. The income of HighCom and subsidiaries is included from January 25, 2011, the date of the binding letter of intent. These financial statements include the assets liabilities and activity of the following:

BlastGard International, Inc. BlastGard® International, Inc. is a Colorado corporation that has developed and designed proprietary blast mitigation materials. The Company operates from offices in Clearwater, Florida and uses contract manufacturers in various locations for production.

BlastGard Technologies Inc. is a dormant Florida corporation.

HighCom Securities, Inc. HighCom Securities, Inc. (HighCom), originally located in San Francisco California, is a global provider of security equipment and a leader in advanced ballistic armor manufacturing. The Company has a manufacturing facility in Columbus, Ohio for production and has moved the corporate offices to Clearwater, Florida as of May 1, 2011.

HighCom Online HighCom Online was a division offering an online outlet for HighCom Security products. The Company operated out of the HighCom offices. This division was closed as of December 31, 2011.

HC Ballistics, LLC HC Ballistics LLC was a joint venture with a related party to produce products for HighCom customers. The Company operated out of HighCom offices and used a production facility in South Florida. The agreement with the related party was terminated as of December 31, 2010.

All material intercompany transactions have been eliminated.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As shown in the accompanying financial statements, the Company has incurred recurring losses and has used significant cash in support of its operating activities. These factors, among others, may indicate that the Company will be unable to continue as a going concern.

The financial statements do not include any adjustments relating to the recoverability of assets and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to generate sufficient cash flow to meet its obligations on a timely basis and ultimately to attain profitability. The Company plans to generate the necessary cash flows with increased sales revenue over the next 12 months. However, should the Company’s sales not provide sufficient cash flow; the Company has plans to raise additional working capital through debt and/or equity financings. There is no assurance the Company will be successful in producing increased sales revenues or obtaining additional funding through debt and equity financings.

Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with generally accepted accounting principles required management to make estimates and assumptions that affected the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considered all highly liquid debt instruments with original maturities of three months or less when acquired to be cash equivalents. The Company had no cash equivalents at September 30, 2012 or December 31, 2011.

Financial Instruments

The carrying amounts of cash, receivables and current liabilities approximated fair value due to the short-term maturity of the instruments. Debt obligations were carried at cost, which approximated fair value due to the prevailing market rate for similar instruments.

Fair Value Measurement

All financial and nonfinancial assets and liabilities were recognized or disclosed at fair value in the financial statements. This value was evaluated on a recurring basis (at least annually). Generally accepted accounting principles in the United States define fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on a measurement date. The accounting principles also established a fair value hierarchy which required an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Three levels of inputs were used to measure fair value.

Level 1: Quotes market prices in active markets for identical assets or liabilities.

Level 2: Observable market based inputs or unobservable inputs that were corroborated by market data.

Level 3: Unobservable inputs that were not corroborated by market data.

Accounts Receivable

Accounts receivable consisted of amounts due from customers (mostly government agencies) based in the United States and abroad. Receivables are determined to be past due, based on payment terms of original contracts or invoices.  The Company used the allowance method for recognizing bad debts. When an account was deemed uncollectible, it was written off against the allowance. The Company generally does not require collateral for its accounts receivable. The Company does not typically charge interest on past due receivables.

As of September 30, 2012 and December 31, 2011, management believes an allowance for uncollectible accounts in the amount of $27,662 and $28,228, respectively, was adequate.

Inventory

Inventories are stated at the lower of cost or net realizable value. The cost of inventories comprises all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition. The costs of conversion of inventories include raw materials and direct labor and fixed and variable production overheads, taking into account the stage of completion and the normal capacity of production facilities. The cost of inventories is determined using the first-in, first-out (FIFO) method. Inventory is reduced for the estimated losses due to obsolescence. This reduction is determined for groups of products based on purchases in the recent past and/or expected future demand.

Property and Equipment and Intangible Assets

Property and equipment were stated at cost. Depreciation was calculated using the straight-line method over the estimated useful lives of the related assets, ranging from three to seven years. Expenditures for additions and improvements were capitalized, while repairs and maintenance costs were expensed as incurred. The cost and related accumulated depreciation of property and equipment sold or otherwise disposed of were removed from the accounts and any gain or loss was recorded in the year of disposal. Depreciation expense for the nine months ended September 30, 2012 and 2011 was $33,396 and $66,493, respectively.

Intangible property assets are stated at their fair value acquisition cost. Amortization of intellectual property assets is calculated by the straight line method over their specific life (15 years).  Historical costs are reviewed and evaluated for their net realizable value of the assets.  Amortization expense for the nine months ended September 30, 2012 and 2011 was $150,575 and $132,630, respectively.

Impairment of Long-Lived Assets

The Company evaluates the carrying value of its long-lived assets at least annually. Impairment losses were recorded on long-lived assets used in operations when indicators of impairment were present and the undiscounted future cash flows estimated to be generated by those assets were less than the assets’ carrying amount. If such assets were impaired, the impairment to be recognized was measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of were reported at the lower of the carrying value or fair value, less costs to sell. Based upon its most recent analysis, the Company believes that no impairment of property and equipment existed at September 30, 2012 and December 31, 2011.

Debt Issue Costs

The costs related to the issuance of debt were capitalized and amortized to interest expense using the straight-line method over the lives of the related debt. The straight-line method results in amortization that is not materially different from that calculated under the effective interest method.

Deferred Costs

Patent and trademark application costs are capitalized as deferred costs. If a patent or trademark application was denied or expires, the costs incurred were charged to operations in the year the application was denied or expires. Amortization commences once a patent or trademark was granted.

Revenue Recognition

The Company recognizes revenue when it is realized or realizable and earned. The Company considers revenue realized or realizable and earned when all of the following criteria are met:

(i)       persuasive evidence of an arrangement exists,

(ii)     the product has been shipped or the services have been rendered to the customer,

(iii)    the sales price is fixed or determinable, and

(iv)   collectability is reasonably assured.

Research and Development

Research and development costs were expensed as incurred.

Advertising

Advertising costs were expensed as incurred. Advertising costs of $4,585 and $29 were incurred during the nine months ended September 30, 2012 and 2011, respectively.

Shipping and Freight Costs

The Company includes shipping costs in cost of goods sold.

Income Taxes

Income taxes were provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due plus deferred taxes related primarily to differences between the recorded book basis and the tax basis of assets and liabilities for financial and income tax reporting. Deferred tax assets and liabilities represent the future tax return consequences of those differences, which will either be taxable or deductible when the assets and liabilities were recovered or settled. Deferred tax assets were also recognized for operating losses that were available to offset future taxable income and tax credits that were available to offset future federal income taxes, less the effect of any allowances considered necessary. The company use guidance provided by FASB ASC 740-10-25, Recognition, for reporting uncertain tax provisions.

Stock-based Compensation

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock-based awards on the date of grant, using assumptions for volatility, expected term, risk-free interest rate and dividend yield. We have used one grouping for the assumptions as our option grants were primarily basic with similar characteristics. The expected term of options granted has been derived based upon our history of actual exercise behavior and represents the period of time that options granted were expected to be outstanding. Historical data was also used to estimate option exercises and employee terminations. Estimated volatility was based upon our historical market price at consistent points in a period equal to the expected life of the options. The risk-free interest rate was based on the U.S. Treasury yield curve in effect at the time of grant and the dividend yield was based on the historical dividend yield. Compensation expense for stock based compensation is recognized over the vesting period.

Income (Loss) per Common Share

Basic net loss per share excludes the impact of common stock equivalents. Diluted net income (loss) per share utilizes the average market price per share when applying the treasury stock method in determining common stock equivalents. As of December 31, 2011 and September 30, 2012, there were 8,500,000 and 7,050,000, respectively vested common stock options outstanding, which were excluded from the calculation of net loss per share-diluted because they were anti-dilutive. In addition, at December 31, 2011 and September 30, 2012 the Company had 104,333,335 warrants outstanding issued in connection with convertible promissory notes and stock sales. The warrants were considered anti-dilutive for the three months ended September 30, 2012.

Recent Accounting Pronouncements

We have reviewed the FASB issued Accounting Standards Update (“ASU”) accounting pronouncements and interpretations thereof that have effectiveness dates during the periods reported and in future periods. The Company has carefully considered the new pronouncements that alter previous generally accepted accounting principles and does not believe that any new or modified principles will have a material impact on the corporation’s reported financial position or operations in the near term.  The applicability of any standard is subject to the formal review of our financial management and certain standards are under consideration.  Reference is made to these recent accounting pronouncements as if they are set forth therein in their entirety.

Notes Payable	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Notes Payable

(2)	Notes Payable

Convertible Promissory Notes

On December 2, 2004, the Company entered into agreements to borrow an aggregate principal amount of $1,420,000 and to issue to the investors secured convertible notes and common stock purchase warrants. The Company’s convertible promissory notes payable consist of the following at September 30, 2012 and December 31, 2011:

	September 30, 2012 (unaudited)	December 31, 2011

Convertible promissory note, $93,097 (1/4 of previous outstanding notes) issued December 2, 2004, due November 30, 2009, 8% interest, net of unamortized discount of $0	$93,097	$93,097

Convertible promissory note, $50,000, issued December 2, 2004, due on November 30, 2009, 8% annual interest rate, net of unamortized discount of $0	17,325	17,325

Convertible promissory note, $50,000, issued December 2, 2004, due on November 30, 2009, 8% annual interest rate, net of unamortized discount of $0	15,241	15,241

	125.663	125,663
Less: current maturities	(125,663)	125,663
	$-	$-

At September 30, 2012, there were 0 warrants outstanding and exercisable associated with the 2004 debt. These warrants were valued at $0. All convertible promissory notes are presently considered to be in default.

New Financing

Alpha Capital Aktiengesellschaft, a holder of 2004 Debt, loaned us $160,000 in February 2011, an additional $300,000 in March 2011, an additional $300,000 in June 2011 and an additional $500,000 in November 2011 pursuant to secured convertible promissory notes convertible. With respect to the November 2011 financing transaction, all outstanding loans had the conversion price of the notes lowered to $.01 per share and the exercise price of all outstanding warrants extended to seven years, exercisable at $.01 per share. A finder’s fee of 4,000,000 shares was issued by the Company.

At September 30, 2012, we had convertible secured debt of $1,210,000. The secured debt has mandatory redemption provisions. A large portion of the secured debt provides that in the event (i) the Company is prohibited from issuing Conversion Shares, (ii) upon the occurrence of any other Event of Default (as defined in the Transaction Documents), that continues beyond any applicable cure period, (iii) a Change in Control (as defined below) occurs, or (iv) upon the liquidation, dissolution or winding up of the Company or any Subsidiary, then at the Secured Debt Holder’s election, the Company must pay to the Secured Debt Holder not later than ten (10) days after request by such Secured Debt Holder, a sum of money determined by multiplying up to the outstanding principal amount of the Note designated by the Secured Debt Holder, at the Secured Debt Holder’s election, the greater of (i) 120%, or (ii) a fraction the numerator of which is the highest closing price of the Common Stock for the thirty days preceding the date demand is made by Secured Debt Holder and the denominator of which is the lowest applicable conversion price during such thirty (30) day period, plus accrued but unpaid interest and any other amounts due under the Transaction Documents ("Mandatory Redemption Payment"). The Mandatory Redemption Payment must be received by the Secured Debt Holder on the same date as the Conversion Shares otherwise deliverable or within ten (10) days after request, whichever is sooner ("Mandatory Redemption Payment Date"). Upon receipt of the Mandatory Redemption Payment, the corresponding Note principal, interest and other amounts will be deemed paid and no longer outstanding. The Secured Debt Holder may rescind the election to receive a Mandatory Redemption Payment at any time until such payment is actually received. Liquidated damages calculated that have been paid or accrued for the ten day period prior to the actual receipt of the Mandatory Redemption Payment by such Secured Debt Holder shall be credited against the Mandatory Redemption Payment provided the balance of the Mandatory Redemption Payment is timely paid. “Change in Control” is defined as (i) the Company becoming a Subsidiary of another entity (other than a corporation formed by the Company for purposes of reincorporation in another U.S. jurisdiction), (ii) the sale, lease or transfer of substantially all the assets of the Company or any Subsidiary, (iii) a majority of the members of the Company’s board of directors as of the Closing Date no longer serving as directors of the Company, except as a result of natural causes or as a result of hiring additional outside directors in order to meet appropriate stock exchange requirements, or (iv) Michael Gordon, the Chief Executive Officer of the Company is no longer serving as Chief Executive Officer unless prior written consent of the Secured Debt Holder had been obtained by the Company. The foregoing notwithstanding, the Secured Debt Holder may demand and receive from the Company the amount stated above or any other greater amount which the Secured Debt Holder is entitled to receive or demand pursuant to the Transaction Documents.

In connection with the aforementioned loan transactions, we also issued to our Secured Debt Holder, warrants to purchase 104,333,335 shares of the Company’s Common Stock which warrants are currently exercisable over a seven year period at an exercise price of $.01 per share, which exercise price is subject to adjustment pursuant to the provisions of the warrant. In the event a fundamental transaction occurs as defined in the warrants, which includes without limitation any person or group acquiring 50% of the aggregate Common Stock of the Company, then the holder of the warrants may have the right to have the warrants redeemed at a price equal to the Black-Scholes value of said warrants.

The most recent subscription agreement dated in November 2011 pursuant to which the Secured Debt Holder advanced financing to the Company included a 12-month right of first refusal, a most favored nations provision which may result in additional securities being issued to the Secured Debt Holder and prohibitions against filing a registration statement with the Securities and Exchange Commission without the Secured Debt Holder’s consent. The aforementioned provisions that have been agreed to with our Secured Debt Holder may make it very difficult or impossible in the future to obtain additional financing for the Company to support its operations and remaining a going concern.

Conversion of Accrued Expenses.

On March 8, 2011, BlastGard’s Board of Directors ratified, adopted and approved that James F. Gordon’s accrued salary of $160,000 (20 months at $8,000 per month covering May-December 2009, January-October 2010 and January-February 2011); Michael J. Gordon’s accrued salary of $160,000 (20 months at $8,000 per month covering May-December 2009, January-October 2010 and January-February 2011); and Morse & Morse, PLLC’s accrued legal bill of $67,025.30 be converted into a Convertible Non-Interest Bearing Demand Note, convertible into Common Shares of BlastGard at $.05 per share at the noteholder(s) discretion. On May 3, 2011, BlastGard’s Board of Directors ratified, adopted and approved $100,000 in additional compensation to Michael J. Gordon as CEO, of which $50,000 be converted into a Convertible Non-Interest Bearing Demand Note, convertible into Common Shares of BlastGard at $.05 per share at the noteholder(s) discretion and $50,000 issued in Common Stock at $.05 per share. During the month of August, Michael J. Gordon advanced HighCom Security $93,177 to fund operations. The short-term loan has been paid in full. On August 27, 2012, the Company advanced Michael J. Gordon $160,000.00 against his accrued expenses. On October 29, 2012, the $160,000.00 was returned to the Company.

The 2011 convertible promissory notes consisted of the following at September 30, 2012 and December 31, 2011:

	September 30, 2012 (unaudited)	December 31, 2011

Convertible promissory note, $160,000, issued February 3, 2011, due on March 31, 2012, 10% annual interest rate, net of unamortized discount of $0 and $0, respectively	$110,000	$110,000

Convertible promissory note, $300,000, issued March 3, 2011, due on March 3, 2012, 10% interest, net of unamortized discount of $0 and $80,984, respectively	300,000	219,016

Convertible promissory note, $300,000, issued June 17, 2011, due on June 17, 2012, 10% interest, net of unamortized discount of $0 and $28,934, respectively	300,000	271,066

Convertible promissory note, $500,000, issued November 10, 2011, due on February 10, 2013 10% interest, net of unamortized discount of $72,598 and $222,162, respectively	427,402	277,838

Convertible promissory note, $210,000, issued January 31, 2011, due on September 30, 2011, 6% annual interest rate, net of unamortized discount of $0 and $24,331, respectively	210,000	185,669

Convertible promissory note, $160,000, issued January 31, 2011, due on January 31, 2012, 6% annual interest rate, net of unamortized discount of $0 and $37,699, respectively	160,000	122,301

Convertible promissory note, $67,025, issued January 31, 2011, due on September 30, 2011, 6% annual interest rate, net of unamortized discount of $0 and $10,192	67,025	56,833
	1,574,427	1,242,723
Less: current maturities	(1,700,090)	(742,723)
	$125,663	$500,000

The Company issued 104,333,335 warrants with the convertible debt. These warrants are exercisable at $0.01 and expire in 2018. Due to changes in the terms, the warrants are re-valued, using the Black-Scholes method each quarter. At September 30, 2012 the warrants were valued at approximately $2,053,833. These warrants created a derivative liability in the amount of approximately $2,053,833. This liability is included in accrued liabilities on the balance sheet, net of the unamortized warrant discount of $1,610,159 for a net amount of $442,854. All convertible promissory notes are presently considered to be in default.

The Company also acquired various revolving credit facilities in the acquisition of HighCom Security, Inc. HighCom had been paying interest only on the loans. Two of these loans are not transferable and all have been called by the lenders. The revolving credit facilities consist of the following at September 30, 2012 and December 31, 2011:

	September 30, 2012 (unaudited)	December 31, 2011

Line of credit from Regions Bank, $100,000, interest only at 8% annually, due on demand, $17,187 credit is available at September 30, 2012	$82,813	$88,968

Line of credit from Fifth Third Bank, $450,000, interest only at 6.2% annually, due on demand **	434,290	434,011

Revolving credit card facility with Wells Fargo Bank, $150,000, interest only at 7.5% annually, due on demand **	147,261	148,376

Revolving credit card facility with California Bank & Trust (non-assumable), $50,000, interest only at 5%, due on demand **	40,835	49,750

Three credit card accounts with major financial institutions varying monthly minimum payments including interest, due on demand	56,931	38,887

	762,130	759,992
Less: current maturities	(762,130)	(759,992)
	$-	$-

** These notes were called when HighCom was purchased and are considered in default. No additional credit is available.

Acquisition Debt	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Acquisition Debt

(3) Acquisition Debt

On March 4, 2011, the Company issued a note payable in association with the purchase of HighCom Security Inc. and on March 31, 2011, the Company issued a note payable in association with the purchase of Acer product designs. These acquisition notes have the following balances at September 30, 2012 and December 31, 2011;

	September 30, 2012 (unaudited)	December 31, 2011

HighCom Security acquisition note, original balance, $194,600, paid down to $$107,674. This loan has zero balance net of receivables due from seller	$-	$-

Acquisition note for the purchase of Acer product designs, original amount $30,000, interest at 8%, due 12/31/2011.	30,000	30,000
.
	30,000	30,000
Less: current maturities	(30,000)	30,000
	$-	$-

Shareholder Equity	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Shareholders’ Equity

(4)	Shareholders’ Equity

Preferred stock

The Company was authorized to issue 1,000 shares of $.001 par value preferred stock. The Company may divide and issue the Preferred Shares in series. Each Series, when issued, shall be designated to distinguish them from the shares of all other series. The relative rights and preferences of these series include preference of dividends, redemption terms and conditions, amount payable upon shares of voluntary or involuntary liquidation, terms and condition of conversion as well as voting powers.

Common stock issuances

No shares were issued during the 3rd quarter of 2012 ending September 30, 2012.

Stock Compensation

The Company periodically offered options to purchase stock in the company to vendors and employees. No options were granted during the 3rd quarter of 2012 ending September 30, 2012. The Board’s policy with respect to options is to grant options at the fair market value of the stock on the date of grant. Options generally become fully vested after one year from the date of grant and expire five years from the date of grant.

There were no net cash proceeds from the exercise of stock options during the three months ended September 30, 2012. At September 30, 2012 and December 31, 2011, there was no unrecognized compensation cost related to share-based payments which was expected to be recognized in the future.

The following table represents stock option activity as of and for the twelve months ended December 31, 2011:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options Outstanding - January 1, 2012	8,500,000	$0.10	1.0years		-
Granted	-	-
Exercised	-	-
Forfeited/expired/cancelled	1,450,000

Options Outstanding – December 31, 2011	7,050,000	$0.03	3.7 years		$0

Outstanding Exercisable – January 1, 2012	8,500,000	$0.10	3.7 years	$
Outstanding Exercisable – June 30, 2012	7,050,000	$ 0.03	3.0 years		$
Outstanding Exercisable – September 30, 2012	7,050,000	$0.03	3.0 years		$0

The total grant date fair value of options vested during the three months ended September 30, 2012 - $0.

Line of Credit	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Line of Credit

(5) Line of Credit

The Company has a $100,000 credit line, which was secured by a personal guarantee of its Chief Financial Officer. Currently, $82,813 was owed pursuant to the line of credit (inclusive of interest at 5%). Credit available at September 30, 2012 was $17,187 on the line of credit and revolving line, respectively.

Income Taxes	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Income Taxes

(6) Income Taxes

The Company realized a profit in the nine months ended September 30, 2012 due to a gain on the derivative liability associated with the warrants but incurred net operating losses during all prior periods presented. Due to the deferred tax attributes of the derivatives and a deferred tax asset from prior periods, which was fully allowed for, no income tax benefit or expanse has been presented. Any tax liability associated with the gain was offset by the deferred tax assets and changing in the valuation allowance on those tax assets.

Commitments and Contingencies	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Commitments and Contingencies

(7) Commitments and Contingencies

Office Lease

The Company entered into a lease agreement in January 1, 2009 for office space in Clearwater Florida. Rental payments under the lease were $300 per month on a month to month basis. In May 2011, the Company leased additional office space in Clearwater on a month to month basis for $300 per month. During February and March 2011, the Company was also paying for office space in San Francisco, California at monthly rate of $15,000. This office was closed in April 2011. In February 2011, the Company entered into a six month lease agreement for approximately 11,200 square feet of office and warehouse space in Columbus, OH, which lease is currently on a month-to-month basis. In June 2012, the Company entered into a one year lease agreement for approximately 16,200 square feet of office and warehouse space in Columbus, OH. In May 2011, the Company entered into a month to month lease for approximately 300 square feet of office space in Aurora, CO for $965 per month.

Rent expense for the nine months ended September 30, 2012 and 2011 was approximately $50,685 and $75,755 respectively.

Prior Litigation Matter

Verde Partners Family Limited Partnership

On April 2, 2009, the Company entered into a Settlement Agreement to settle our outstanding civil litigation. The Company will pay the sum of $125,000 over 18 months. The first monthly payment was paid within 30 days after the Defendants deliver to the Company’s counsel an original executed version of the Agreement and a promissory note in the amount of the remaining principal balance to bear interest in the amount of 6% per annum. Upon Verde’s receipt of the payment and promissory note, the parties shall jointly dismiss with prejudice all litigation between them, including the Pinellas County action and the Federal action. The company and Verde also entered into a license agreement whereby BlastGard obtains a fully paid up non-exclusive license for the 2 Verde patents for the remaining life of those patents in exchange for the Company paying Verde a 2% royalty for the life of the patents (which expired in the 2nd quarter of 2012), on the sales price received by BlastGard for BlastGard’s portion of all blast mitigation products sold by the company (the royalty was not on any third-party’s portion of any product containing blast mitigation products sold by BlastGard). The parties also agreed not to file any complaints with any state, federal or international agency or disciplinary body regarding any of the other parties or any person affiliated with any of the other parties or otherwise makes negative statements about them (in other words, a broad non-disparagement clause). The company and Verde also signed mutual general releases (excepting the obligations above) and a covenant not to sue. At September 30, 2012, the Company was in arrears on the final twelve monthly payments on the settlement.

Inventory	9 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Inventory

(8) Inventory

The Company’s manufacturing is sub-contracted to licensed and qualified production facilities. Our inventory is made up of raw materials, work in progress and finished goods. Our inventory is maintained at our manufacturing facilities.

	September 30,	December 31,
	2012	2011
	(unaudited)
Raw materials	$381,272	$489,733
Work in process	20,829	—
Finished Goods	30,004	33,824

TOTAL	$432,105	$523,557

Transaction with Affiliate	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Transaction with Affiliate

(9) Transaction with Affiliate

Sales Contract

Phoenix Alliance Corporation (“Phoenix”), owned by one of our board members Andrew McKinnon, was engaged in April 2011 by BlastGard to operate as an independent contractor for all HighCom sales. Phoenix has set up a sales operation complete with CRM, telephone sales system and will cover all associated costs from daily operating expenses i.e. payroll costs, health costs, advertising and marketing costs, tradeshow costs etc. BlastGard’s COO Michael Bundy provides initial training to all independent contractors, including an overview process for regulatory compliance. BlastGard has agreed to assist Phoenix with initial start-up costs of $7,500 per month for 3 months and an implementation fee of $5,000 for an additional 3 months.  At the completion of the first six months, Phoenix becomes entirely a performance based operation. The commission structure is based on sales generated and margins of HighCom’s product line. As of August 31, 2011, HighCom sales were brought in-house and overseen by our COO and CEO. Commissions paid to Phoenix or accrued for the three months ended September 30, 2011 was $3,321.

Stock issued

Subsequent to March 31, 2011, 800,000 shares of common stock were issued in lieu of preferred shares for the remaining $24,000 in scheduled investment by Phoenix Alliance. Also, 3,333,333 shares of common stock were issued in lieu of preferred shares for services as authorized by the board in December 2010.

On April 18, 2011, the Company issued 800,000 shares of common stock in lieu of preferred shares authorized by the board in December, 2010 for the $24,000 of additional investment by Phoenix Alliance, a related party.

On May 3, 2011, the Company issued 1,000,000 shares of common stock authorized by the board in May 2011 as additional compensation to Michael J. Gordon as CEO.

On May 10, 2011, the Company issued 3,333,333 shares of common stock in lieu of preferred shares authorized by the board in December, 2010 for services rendered in connection with performance of BlastGard’s due diligence investigation of HighCom by Phoenix Alliance, a related party.

Subsequent Events	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events

(10) Subsequent Events

The Company has performed an evaluation of events occurring subsequent to the period end through the issuance date of this report. Based on our evaluation no events have occurred that need to be disclosed.